Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES HIGH YIELD TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2022
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2022